PRIVATE PLACEMENT (Details Narrative) - USD ($)	1 Months Ended
	Dec. 17, 2020	Dec. 31, 2022
Common Class A [Member]
Class of Warrant or Right [Line Items]
Number of warrants to purchase shares issued		24,080,000
Private Placement Warrants [Member] | Private Placement [Member]
Class of Warrant or Right [Line Items]
Number of warrants to purchase shares issued	10,280,000
Price of warrants	$ 1.00
Aggregate purchase price	$ 10,280,000
Private Placement Warrants [Member] | Private Placement [Member] | Common Class A [Member]
Class of Warrant or Right [Line Items]
Exercise price of warrant	$ 11.50